35 Financial Instruments (Details 5) - Interest Rate Risk And Monetary Variation [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 30, 2020
Banco Do Brasil [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High CDI
Financial liabilities, Baseline	R$ (640,177)
Financial liabilities, projected probable	(25,607)
Financial liabilities, projected scenario 1	(32,009)
Financial liabilities, projected scenario 2	R$ (38,411)
BNDES [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High TJLP
Financial liabilities, Baseline	R$ (2,027,581)
Financial liabilities, projected probable	(100,974)
Financial liabilities, projected scenario 1	(126,217)
Financial liabilities, projected scenario 2	R$ (151,460)
BNDES [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High IPCA
Financial liabilities, Baseline	R$ (273,379)
Financial liabilities, projected probable	(10,880)
Financial liabilities, projected scenario 1	(13,601)
Financial liabilities, projected scenario 2	R$ (16,321)
Banco Do Brasil - BNDES Transfer [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High TJLP
Financial liabilities, Baseline	R$ (83,936)
Financial liabilities, projected probable	(4,180)
Financial liabilities, projected scenario 1	(5,225)
Financial liabilities, projected scenario 2	R$ (6,270)
Caixa Economica Federal [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High TJLP
Financial liabilities, Baseline	R$ (165)
Financial liabilities, projected probable	(8)
Financial liabilities, projected scenario 1	(10)
Financial liabilities, projected scenario 2	R$ (12)
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	No risk
Financial liabilities, Baseline	R$ (48,674)
Financial liabilities, projected probable
Financial liabilities, projected scenario 1
Financial liabilities, projected scenario 2
Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High CDI/SELIC
Financial liabilities, Baseline	R$ (5,174,803)
Financial liabilities, projected probable	(206,992)
Financial liabilities, projected scenario 1	(258,740)
Financial liabilities, projected scenario 2	R$ (310,488)
2nd Issue De Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High IPCA
Financial liabilities, Baseline	R$ (1,550,339)
Financial liabilities, projected probable	(61,703)
Financial liabilities, projected scenario 1	(77,129)
Financial liabilities, projected scenario 2	R$ (92,555)
3rd Issue De Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High TJLP
Financial liabilities, Baseline	R$ (112,677)
Financial liabilities, projected probable	(5,611)
Financial liabilities, projected scenario 1	(7,014)
Financial liabilities, projected scenario 2	R$ (8,417)
Sectorial financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High Selic
Financial liabilities, Baseline	R$ (188,709)
Financial liabilities, projected probable	(7,548)
Financial liabilities, projected scenario 1	(9,435)
Financial liabilities, projected scenario 2	R$ (11,323)
Special Tax Regularization Program - Pert [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High Selic
Financial liabilities, Baseline	R$ (459,303)
Financial liabilities, projected probable	(18,372)
Financial liabilities, projected scenario 1	(22,965)
Financial liabilities, projected scenario 2	R$ (27,558)
Accounts payable related to concession [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High IGP-M
Financial liabilities, Baseline	R$ (678,436)
Financial liabilities, projected probable	(60,924)
Financial liabilities, projected scenario 1	(76,154)
Financial liabilities, projected scenario 2	R$ (91,385)
Accounts Payable Related To Concession [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	High IPCA
Financial liabilities, Baseline	R$ (53,428)
Financial liabilities, projected probable	(2,126)
Financial liabilities, projected scenario 1	(2,658)
Financial liabilities, projected scenario 2	(3,190)
Financial Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Baseline	(11,291,607)
Financial liabilities, projected probable	(504,925)
Financial liabilities, projected scenario 1	(631,157)
Financial liabilities, projected scenario 2	R$ (757,390)
Bonds and securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	Low CDI/SELIC
Financial assets, Baseline	R$ 300,530
Financial assets, projected probable	12,023
Financial assets, projected scenario 1	9,014
Financial assets, projected scenario 2	R$ 6,011
Collaterals And Escrow Accounts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	Low CDI/SELIC
Financial assets, Baseline	R$ 197
Financial assets, projected probable	8
Financial assets, projected scenario 1	6
Financial assets, projected scenario 2	4
CRC transferred to the parana state government [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk		Low IGP-DI
Financial assets, Baseline	1,392,624
Financial assets, projected probable	95,395
Financial assets, projected scenario 1	71,546
Financial assets, projected scenario 2	R$ 47,697
Sectorial financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	Low Selic
Financial assets, Baseline	R$ 346,930
Financial assets, projected probable	13,877
Financial assets, projected scenario 1	10,408
Financial assets, projected scenario 2	R$ 6,939
Accounts receivable - distribution concession [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	Low IPCA
Financial assets, Baseline	R$ 1,821,138
Financial assets, projected probable	72,481
Financial assets, projected scenario 1	54,361
Financial assets, projected scenario 2	R$ 36,241
Accounts Receivable - Generation Concession [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	Undefined
Financial assets, Baseline	R$ 81,202
Financial assets, projected probable
Financial assets, projected scenario 1
Financial assets, projected scenario 2
Financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Baseline	3,942,621
Financial assets, projected probable	193,784
Financial assets, projected scenario 1	145,335
Financial assets, projected scenario 2	R$ 96,892